INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX
Schedule of income tax rates and the statutory federal rates
	2020		2019
	Rate	Amount	Rate	Amount
Income Tax benefit at US statutory rate	21%	$249,028	21%	$484,065
State taxes, net of federal benefit	6%	65,546	5%	114,471
Change in valuation allowance	(27)%	(314,574)	(26)%	(598,536)

Schedule of deferred tax assets and liabilities
Deferred Income Tax Assets:	2020	2019
Net Operational Loss Carryforwards	$1,073,486	$703,548
Intangible Assets	1,309,790	1,415,989
Research & Development Costs	403,990	366,868
Other, Net	20,940	7,227
Gross Deferred Income Tax Assets	$2,808,206	$2,493,632
Less: Valuation Allowance	(2,808,206)	(2,493,632)
Net Deferred Income Tax Asset	$-	$-